Capital - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
		Jun. 30, 2023 USD ($) $ / shares shares	May 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2024 $ / shares
Disclosure Of Share Capital [Line Items]
Number of common shares redeemed | shares				4,100,000	8,600,000
Potential repurchase of common shares | shares					1,000,000,000
Other financial liabilities	[1]			$ 113	$ 507	[2]
Redemption price of shares | $ / shares							$ 25
Return of capital transaction		$ 2,000
Cash distribution to shareholders | $ / shares		$ 4.67
Description of Reverse Stock Split		at a ratio of 1 pre-consolidated share for 0.963957 post-consolidated shares
Share repurchases				$ 639	$ 1,079
Share Repurchase Plan [Member]
Disclosure Of Share Capital [Line Items]
Share repurchases			$ 1,000
Series ii cumulative redeemable preference share capital [member]
Disclosure Of Share Capital [Line Items]
Number of shares authorized | shares				6,000,000	6,000,000
Dividend payable rate percentage				70.00%
Ordinary shares [member]
Disclosure Of Share Capital [Line Items]
Number of common shares redeemed | shares		15,800,000
Return of capital transaction					$ 2,047
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities					$ 400
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares | shares					10,000,000

[1]	Includes lease liabilities of $58 million (2023 - $56 million).
[2]	Includes a commitment to repurchase up to $400 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 25.